SCHEDULE OF INCOME TAX BENEFIT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal	$ 1,071,110	$ 1,380,691
State	162,039	315,933
Valuation allowance	(1,233,149)	(1,696,624)
INCOME TAX BENEFIT